UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-21485

                    Cohen & Steers Select Utility Fund, Inc.
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               (Exact name of registrant as specified in charter)

                757 Third Avenue
                  New York, NY                                   10017
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    (Address of principal executive offices)                  (Zip code)

                               Lawrence B. Stoller
                                 Cohen & Steers
                                757 Third Avenue
                              New York, N.Y. 10017
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-832-3232

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Cohen & Steers Select Utility Fund
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ENERGY EAST CORPORATION                                                       Agenda: 932161627
     CUSIP: 29266M109                         Meeting Type: Annual
    Ticker: EAS                               Meeting Date: 6/18/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
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01     B.E. LYNCH                                                     Mgmt          For           For
       D.M. JAGGER                                                    Mgmt          For           For
       J.A. CARRIGG                                                   Mgmt          For           For
       R. AURELIO                                                     Mgmt          For           For
02     TO APPROVE AN AMENDMENT TO THE                                 Mgmt          For           For
       CERTIFICATE OF INCORPORATION TO
       ELIMINATE THE CLASSIFICATION OF THE
       BOARD OF DIRECTORS.
03     TO APPROVE AN AMENDMENT TO THE                                 Mgmt          For           For
       CERTIFICATE OF INCORPORATION TO
       ELIMINATE CUMULATIVE VOTING IN THE
       ELECTION OF DIRECTORS.
04     TO APPROVE AN EXISTING EMPLOYEE STOCK                          Mgmt          For           For
       PURCHASE PLAN.
05     TO RATIFY THE APPOINTMENT OF                                   Mgmt          For           For
       PRICEWATERHOUSECOOPERS LLP AS
       INDEPENDENT PUBLIC ACCOUNTANTS.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           (Registrant) Cohen & Steers Select Utility Fund, Inc.

                         By (Signature) /S/ Adam M. Derechin
                                        ----------------------------------------
                         Name           Adam M. Derechin

                         Title          Vice President

Date 08-30-2004